Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond ETF
Trading Symbol	TBUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 733,520,000
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$733,520 Number of Portfolio Holdings603 Portfolio Turnover Rate29.8%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	48.5%
Asset-Backed Securities	25.5
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.1
U.S. Government & Agency Mortgage-Backed Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Short-Term and Other	9.2

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	3.0%
U.S. Treasury Bills	2.3
U.S. Treasury Notes	1.8
Japan Treasury Discount Bills	1.4
Santander Drive Auto Receivables Trust	1.3
Federal National Mortgage Assn.	1.1
Federal Home Loan Mortgage	1.1
Bacardi-Martini	1.0
HCA	1.0
AmeriCredit Automobile Receivables Trust	1.0

Material Fund Change [Text Block]